Statement of Earnings (Unaudited) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Revenues and other income
Sales of goods		$ 17,208	$ 16,599
Sales of services		8,106	7,084
Other income (Note 17)		9	142
GE Capital earnings from continuing operations		0	0
GE Capital revenues from services		2,522	2,414
Total revenues and other income		27,845	26,239
Costs and expenses
Cost of goods sold		14,588	13,520
Cost of services sold		5,773	5,162
Selling, general and administrative expenses		4,608	4,415
Interest and other financial charges		1,736	618
Investment contracts, insurance losses and insurance annuity benefits		642	613
Other costs and expenses		259	291
Total costs and expenses		27,606	24,619
Earnings (loss) from continuing operations before income taxes		238	1,621
Benefit (provision) for income taxes		139	(6,294)
Earnings (loss) from continuing operations		378	(4,673)
Earnings (loss) from discontinued operations, net of taxes (Note 2)		(308)	(8,936)
Net earnings (loss)		69	(13,608)
Less net earnings (loss) attributable to noncontrolling interests		(121)	(35)
Net earnings (loss) attributable to the Company		191	(13,573)
Preferred stock dividends		(289)	0
Net earnings (loss) attributable to GE common shareowners		(98)	(13,573)
Amounts attributable to GE common shareowners
Earnings (loss) from continuing operations		378	(4,673)
Less net earnings (loss) attributable to noncontrolling interests from continuing operations		(121)	(124)
Earnings (loss) from continuing operations attributable to the Company		499	(4,548)
Preferred stock dividends		(289)	0
Earnings (loss) from continuing operations attributable to GE common shareowners		210	(4,548)
Earnings (loss) from discontinued operations, net of taxes		(308)	(8,936)
Less net earnings (loss) attributable to noncontrolling interests, discontinued operations		0	89
Net earnings (loss) attributable to GE common shareowners		$ (98)	$ (13,573)
Earnings (loss) from continuing operations
Diluted earnings (loss) per share		$ 0.02	$ (0.45)
Basic earnings (loss) per share		0.02	(0.45)
Net earnings (loss)
Diluted earnings (loss) per share		(0.01)	(1.35)
Basic earnings (loss) per share		(0.01)	(1.35)
Dividends declared per common share		$ 0.23	$ 0.23
GE
Revenues and other income
Sales of goods		$ 17,213	$ 16,648
Sales of services		8,194	7,192
Other income (Note 17)		92	52
GE Capital earnings from continuing operations		(893)	(5,721)
GE Capital revenues from services		0	0
Total revenues and other income		24,606	18,171
Costs and expenses
Cost of goods sold		14,597	13,571
Cost of services sold		5,293	4,754
Selling, general and administrative expenses		3,982	3,825
Interest and other financial charges		440	389
Investment contracts, insurance losses and insurance annuity benefits		0	0
Other costs and expenses		0	0
Total costs and expenses		24,313	22,540
Earnings (loss) from continuing operations before income taxes		294	(4,369)
Benefit (provision) for income taxes		(201)	(306)
Earnings (loss) from continuing operations		92	(4,675)
Earnings (loss) from discontinued operations, net of taxes (Note 2)		(308)	(9,025)
Net earnings (loss)	[1]	(216)	(13,700)
Less net earnings (loss) attributable to noncontrolling interests	[1]	(117)	(127)
Net earnings (loss) attributable to the Company	[1]	(98)	(13,573)
Preferred stock dividends		0	0
Net earnings (loss) attributable to GE common shareowners		(98)	(13,573)
Amounts attributable to GE common shareowners
Earnings (loss) from continuing operations		92	(4,675)
Less net earnings (loss) attributable to noncontrolling interests from continuing operations		(117)	(127)
Earnings (loss) from continuing operations attributable to the Company		210	(4,548)
Preferred stock dividends		0	0
Earnings (loss) from continuing operations attributable to GE common shareowners		210	(4,548)
Earnings (loss) from discontinued operations, net of taxes	[1]	(308)	(9,025)
Less net earnings (loss) attributable to noncontrolling interests, discontinued operations		0	0
Net earnings (loss) attributable to GE common shareowners		(98)	(13,573)
GE Capital
Revenues and other income
Sales of goods		25	21
Sales of services		0	0
Other income (Note 17)		0	0
GE Capital earnings from continuing operations		0	0
GE Capital revenues from services		2,860	2,845
Total revenues and other income		2,885	2,866
Costs and expenses
Cost of goods sold		20	18
Cost of services sold		568	516
Selling, general and administrative expenses		874	792
Interest and other financial charges		1,430	339
Investment contracts, insurance losses and insurance annuity benefits		671	642
Other costs and expenses		268	290
Total costs and expenses		3,833	2,597
Earnings (loss) from continuing operations before income taxes		(948)	269
Benefit (provision) for income taxes		341	(5,988)
Earnings (loss) from continuing operations		(608)	(5,719)
Earnings (loss) from discontinued operations, net of taxes (Note 2)		(308)	(8,935)
Net earnings (loss)		(916)	(14,654)
Less net earnings (loss) attributable to noncontrolling interests		(4)	91
Net earnings (loss) attributable to the Company		(912)	(14,745)
Preferred stock dividends		(289)	0
Net earnings (loss) attributable to GE common shareowners		(1,201)	(14,745)
Amounts attributable to GE common shareowners
Earnings (loss) from continuing operations		(608)	(5,719)
Less net earnings (loss) attributable to noncontrolling interests from continuing operations		(4)	2
Earnings (loss) from continuing operations attributable to the Company		(604)	(5,721)
Preferred stock dividends		(289)	0
Earnings (loss) from continuing operations attributable to GE common shareowners		(893)	(5,721)
Earnings (loss) from discontinued operations, net of taxes		(308)	(8,935)
Less net earnings (loss) attributable to noncontrolling interests, discontinued operations		0	89
Net earnings (loss) attributable to GE common shareowners		$ (1,201)	$ (14,745)

[1]	(a) Represents the adding together of all affiliated companies except GE Capital, which is presented on a one-line basis.